LOANS AND NOTES PAYABLE (Details Narrative) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Directors and Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Loans payable	$ 53,384	$ 55,500	$ 50,993